Net financial expenses - Narrative (Details) - FCA and PSA Merger - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020	Dec. 17, 2019
Disclosure Of Detailed Information About Net Financial Expenses [Line Items]
Benefit from remeasurement of financial liability recognised upon commitments	€ 57	€ 17
Share repurchase, liability recognised		€ 668	€ 446	€ 685
Number of shares cancelled (in shares)			20.7
Dongfeng Group
Disclosure Of Detailed Information About Net Financial Expenses [Line Items]
Share repurchase, commitment (in shares)				30.7